SUBSEQUENT EVENTS (Details Textuals 1) (USD $)	6 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended
	Jun. 30, 2013	May 31, 2013 Restricted Stock [Member]	Feb. 20, 2013 Restricted Stock [Member]	Jul. 09, 2013 Subsequent Event [Member]	Feb. 11, 2013 Subsequent Event [Member]	Feb. 26, 2013 Subsequent Event [Member]	Feb. 20, 2013 Subsequent Event [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Additional term lease					2 years 10 months
Original amount of security deposit held by the landlord under the lease	$ 12,154				$ 12,154
Amended amount of security deposit held by the landlord under the lease	29,300				29,300
Restricted shares of common stock issued to non-U.S. corporation							100,000
Price per restricted stock share issued during the period (in dollars per share)							$ 1.25
Value of restricted stock shares issued to non-U.S. corporation	$ 35,000	$ 35,000	$ 100,000				$ 125,000
Number of restricted shares issued			125,000	10,000		100,000